United States
Securities and Exchange Commission
Washington, DC   20549

Form 13-F

Form 13-F Cover Page

Report for the Calendar Year of the Quarter Ended  March 31, 2009.

Institutional Investment Manager Filing this Report:

Name:		Ayrshire Associates, Inc.
Address:	1800 K Street, NW
		Suite 1030
		Washington, DC   20006

13-F File Number:	028-07230

The Institutional Investment Manager filing this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form.

Person signing the report on behalf of Reporting
Manager

Name:		James K. Ferguson
Title:		President
Phone:		202-293-9113

Signature, Place and Date of Signing:

James K. Ferguson	Washington, DC   	05/08/09

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFLAC                          COM              001055102      573    29595 SH       SOLE                    29595
AT&T Inc                       COM              00206R102      963    38209 SH       SOLE                    38209
Abbott Labs                    COM              002824100      714    14975 SH       SOLE                    14975
Alliance-Bernstein Holding LP  COM              01881G106      197    13415 SH       SOLE                    13415
Apple Inc                      COM              037833100     1721    16375 SH       SOLE                    16375
Baker Hughes                   COM              057224107      740    25905 SH       SOLE                    25905
Baxter International           COM              071813109     1087    21230 SH       SOLE                    21230
ChevronTexaco                  COM              166764100      764    11360 SH       SOLE                    11360
Cisco Systems                  COM              17275R102      657    39183 SH       SOLE                    39183
Colgate-Palmolive              COM              194162103      610    10335 SH       SOLE                    10335
ConocoPhillips                 COM              20825C104     1249    31887 SH       SOLE                    31887
Corporate Office Properties Tr COM              22002T108     1282    51625 SH       SOLE                    51505
Covance                        COM              222816100     1111    31195 SH       SOLE                    31195
Danaher                        COM              235851102     2267    41804 SH       SOLE                    41804
Dun & Bradstreet               COM              26483E100      891    11570 SH       SOLE                    11570
Emerson Electric               COM              291011104      323    11300 SH       SOLE                    11300
Exxon Mobil                    COM              30231G102     4230    62120 SH       SOLE                    62120
FMC Technologies               COM              30249U101     1207    38485 SH       SOLE                    38485
FPL Group                      COM              302571104     1705    33600 SH       SOLE                    33460
General Electric               COM              369604103      376    37228 SH       SOLE                    37228
Genzyme Corp                   COM              372917104     1060    17845 SH       SOLE                    17725
Google Class A                 COM              38259P508      869     2497 SH       SOLE                     2497
Hansen Natural Corp            COM              411310105     1557    43261 SH       SOLE                    43261
Harris                         COM              413875105     2277    78680 SH       SOLE                    78680
Hewlett-Packard                COM              428236103     2612    81477 SH       SOLE                    81477
J.P. Morgan Chase              COM              46625H100      507    19070 SH       SOLE                    19070
Johnson & Johnson              COM              478160104      883    16793 SH       SOLE                    16793
Kraft Foods                    COM              50075N104      574    25730 SH       SOLE                    25730
L-3 Communications             COM              502424104      814    12000 SH       SOLE                    12000
LabCorp                        COM              50540R409     2650    45305 SH       SOLE                    45305
McDonald's                     COM              580135101     4055    74317 SH       SOLE                    74317
Microsoft                      COM              594918104      724    39430 SH       SOLE                    39430
Monsanto                       COM              61166W101     1465    17635 SH       SOLE                    17565
Oracle                         COM              68389X105      604    33439 SH       SOLE                    33439
PepsiCo                        COM              713448108     2393    46491 SH       SOLE                    46491
Perrigo Inc                    COM              714290103     1311    52795 SH       SOLE                    52795
Precision Castparts            COM              740189105     1723    28763 SH       SOLE                    28763
Procter & Gamble               COM              742718109     1155    24526 SH       SOLE                    24526
Quality Systems Inc            COM              747582104     2015    44540 SH       SOLE                    44540
Rohm & Haas                    COM              775371107      237     3000 SH       SOLE                     3000
Schlumberger                   COM              806857108      202     4974 SH       SOLE                     4974
Sigma Aldrich                  COM              826552101     1555    41150 SH       SOLE                    41150
T. Rowe Price Group            COM              74144T108     1430    49535 SH       SOLE                    49535
The Southern Company           COM              842587107      630    20560 SH       SOLE                    20560
Tower Group Inc                COM              891777104     2411    97895 SH       SOLE                    97895
United Technologies            COM              913017109      747    17385 SH       SOLE                    17385
Visa                           COM              92826C839      608    10930 SH       SOLE                    10930
Walgreen                       COM              931422109     1345    51800 SH       SOLE                    51800
Washington REIT                COM              939653101      297    17173 SH       SOLE                    17173
XTO Energy                     COM              98385X106     2060    67292 SH       SOLE                    67292
I-Shares S&P Midcap 400 Index                   464287507     1863 38285.0000SH      SOLE               38285.0000
S&P Depositary Receipts                         78462F103     5699 71670.0000SH      SOLE               71670.0000
Schwab Institutional Select S&                                 476 75216.2630SH      SOLE               75216.2630